Property and Equipment (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,124,395	$ 14,813,243
Less: accumulated depreciation and amortization	(8,736,975)	(5,657,718)
Property and equipment, net	7,387,420	9,155,525		$ 10,031,000
Depreciation and amortization expense	3,079,257	1,776,983	$ 1,266,508
Foreign Locations
Property, Plant and Equipment [Line Items]
Property and equipment, net	78,921	174,361
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,117,299	6,585,289
Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,122,650	5,122,650
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,285,880	1,213,132
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,598,566	$ 1,892,172